UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
           --------------------------------------------------
           Irvine, California  92612
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:    028-10054
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             08/13/02
     ------------------------   ------------------------------    --------


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        12
                                               -------------

Form 13F Information Table Value Total:       $63,300
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP



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

                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
AT&T CORP                 COM       001957109        13,316  1,244,500  SH                  1            1,244,500

ALLTEL CORP               COM       020039103        12,361    263,000  SH                  1              263,000

ECHOSTAR COMMUNICATIONS
 NEW                      COM       278762109         8,068    434,700  SH                  1              434,700

PRICE COMMUNICATIONS CORP COM NEW   741437305         4,699    293,700  SH                  1              293,700

SEEBEYOND TECHNOLOGIES
 CORP                     COM       815704101           998    322,000  SH                  1              322,000

USA INTERACTIVE           COM       902984103         1,501     64,000  SH                  1               64,000

SYMANTEC CORP             COM       871503108         5,420    165,000  SH                  1              165,000

QUALCOMM INC              COM       747525103         2,392     87,000  SH                  1               87,000

MICROSOFT CORP            COM       594918104         5,470    100,000  SH                  1              100,000

CLEAR CHANNEL
 COMMUNICATIONS           COM       184502102         2,418     75,500  SH                  1               75,500

BEA SYS INC               COM       073325102         1,617    170,000  SH                  1              170,000

BELLSOUTH CORP (UN)       COM       079860102         5,040    160,000  SH                  1              160,000

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